BUSINESS COMBINATIONS	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
BUSINESS COMBINATIONS
BUSINESS COMBINATIONS

NOTE 4 — BUSINESS COMBINATIONS

Genius Group Ltd.’s Acquisition of Entrepreneur Resorts

On July 17, 2020, Genius Group Ltd acquired 97.8% of the voting equity interest of Entrepreneur Resorts, an entity under common control with Genius Group Ltd, and its wholly-owned subsidiaries, for $30,997,810 of purchase consideration, made up of $30,997,810 of Genius Group Ltd ordinary shares. Entrepreneur Resorts operates entrepreneur resorts and cafes.

Below is a summary of the allocation of the purchase consideration to the fair value of the assets and liabilities associated with Entrepreneur Resorts at acquisition.

Amount
Cash and cash equivalents	1,376,396
Accounts receivable, net	196,434
Due from related parties	3,171
Inventories	157,927
Prepaid expenses and other current assets	613,164
Property and equipment, net	6,865,544
Operating lease right-of-use asset	1,740,083
Other intangible assets	67,849
Goodwill	1,209,953
Total acquired assets	12,230,521
Less: Acquired liabilities Accounts payable	56,490
Accrued expenses and other current liabilities	1,013,665
Deferred revenue	564,215
Operating lease liabilities – current portion	519,740
Deferred tax liability	607,270
Operating lease liabilities – non-current portion	1,311,110
Loans payable – non-current portion	1,000,000
Convertible debt obligations	1,220,450
Total acquired liabilities	6,292,940
Net assets	$5,937,581
Net assets acquired – 97.8% controlling interest	$5,806,954

The difference between the purchase consideration and the total of net assets acquired amounts to $25,190,856 and is recorded under Reserves.

The operating results of Entrepreneur Resorts were consolidated with Genius Group for the years ended December 31, 2020 on the basis that the entities were under common control. As such, the revenue and profit or loss of Entrepreneur Resorts for both years have been included in the consolidated statements of operations and comprehensive loss in full.

NOTE 4 — BUSINESS COMBINATIONS

The Company continues to make acquisitions to accelerate the revenue and profitability growth of the Group, to add valuable assets to the Group portfolio, and to fulfill management’s vision for the business — in terms of both positive impact on customers and shareholder value. The Company believes that the acquisitions will further enhance the efficiency of the Group and will add value through synergies and leverage.

Genius Group’s Acquisition of Entrepreneurs Institute (as restated)

On August 30, 2019, Genius Group Ltd acquired 100% of the voting equity interest of Entrepreneurs Institute, an entity under common control with Genius Group Ltd, for $8,000,000 of purchase consideration, including $6,400,000 of Genius Group Ltd ordinary shares, $800,000 of cash and a $800,000 non-interest bearing note payable to the sellers with $400,000 payable on each of the first and second anniversaries of the acquisition date. Entrepreneurs Institute operates a suite of entrepreneur assessment tools.

Below is a summary of the book value of the assets and liabilities associated with Entrepreneurs Institute at acquisition.

Amount
Cash & equivalents	$159,000
Accounts receivable	984,000
Advances to affiliates	830,000
Prepaid expenses	468,000
Other assets	9,000
Total acquired assets	2,450,000
Less: Acquired liabilities Accounts payable	(566,000)
Accrued expenses	(58,000)
Deferred revenue	(2,224,000)
Net assets acquired	$(398,000)

The corrections as disclosed in Note 2 resulted in the following restatement adjustments.

●	Assets and liability previously identified and recorded which have been removed:-
●	Trade names and trademarks — $2,530,000
●	Developed content — $2,460,000
●	Customer relationships — $350,000
●	Goodwill — $3,655,567
●	Deferred tax liability — $597,567
●	The difference between the purchase consideration and the total of net assets acquired amounts to $8,398,000 and is recorded under Reserves.

The operating results of Entrepreneurs Institute were consolidated with Genius Group for the year ended December 31, 2019, on the basis that the entities were under common control. As such, the revenue and profit or loss of Entrepreneurs Institute for the year have been included in the consolidated statements of operations and comprehensive loss in full.

Entrepreneur Resorts’ Acquisition of Matla Game Lodge

On August 22, 2019, Entrepreneur Resorts acquired 100% of the voting equity interest of Matla Game Lodge Proprietary Limited (“Matla”) for $1 of cash purchase consideration. Matla became one of the Genius Group Ltd campuses. The Company recognized a $1,060,795 bargain purchase gain on the acquisition date to the fact that the fair value of Matla’s net assets exceeded the purchase price. The seller agreed to sell the property for purchase consideration that was less than the property’s fair value because recurring losses resulting from operating restrictions imposed by the land lease had negatively impacted the seller’s cash flows. Entrepreneur Resorts management has determined that the impact of these operating restrictions on the Entrepreneur Resorts business are mitigated by synergies provided by Entrepreneur Resorts’ business association with Genius Group Ltd and the operation of Entrepreneur Resorts’ existing Tau Game lodge.

Below is a summary of the fair value of the assets and liabilities associated with Matla at acquisition.

Amount
Cash & equivalents	$14,759
Buildings	975,008
Right of use asset	166,925
Other property and equipment	290,865
Other assets	9,888
Total acquired assets	1,457,445
Less: Acquired liabilities Accounts payable	(8,499)
Lease liability	(166,925)
Deferred tax liability	(218,402)
Other liabilities	(2,824)
Net assets acquired	$1,060,795

Had Matla been consolidated from January 1, 2019, the consolidated statements of operations and comprehensive loss would have included revenue of $0.11 million and loss of $0.17 million (unaudited).

Genius Group Ltd.’s Acquisition of Entrepreneur Resorts (as restated)

On July 17, 2020, Genius Group Ltd acquired 97.8% of the voting equity interest of Entrepreneur Resorts, an entity under common control with Genius Group Ltd, and its wholly-owned subsidiaries, for $30,997,810 of purchase consideration, made up of

$30,997,810 of Genius Group Ltd ordinary shares. The excess of the purchase consideration over the carrying value of Entrepreneur Resort’s assets and liabilities was charged off to capital reserves. Entrepreneur Resorts operates entrepreneur resorts and cafes.

Below is a summary of the book value of the assets and liabilities associated with Entrepreneur Resorts at acquisition.

Amount
Cash and cash equivalents	1,376,396
Accounts receivable, net	196,434
Due from related parties	3,171
Inventories	157,927
Prepaid expenses and other current assets	613,164
Property and equipment, net	6,865,544
Operating lease right-of-use asset	1,740,083
Other intangible assets	67,849
Goodwill	1,209,953
Total acquired assets	12,230,521
Less: Acquired liabilities Accounts payable	56,490
Accrued expenses and other current liabilities	1,013,665
Deferred revenue	564,215
Operating lease liabilities – current portion	519,740
Deferred tax liability	607,270
Operating lease liabilities – non-current portion	1,311,110
Loans payable – non-current portion	1,000,000
Convertible debt obligations	1,220,450
Total acquired liabilities	6,292,940
Net assets	$5,937,581
Net assets acquired – 97.8% controlling interest	$5,806,954

The corrections as disclosed in Note 2 resulted in the following restatement adjustments.

●	Assets previously identified and recorded which have been removed:-
●	Trademarks, Trade Names and Domain Names — $9,919,269
●	Developed Content — $3,769,322
●	Databases — $1,290,000
●	Asset and liability for which the amounts are restated:-
●	Goodwill — from $14,991,931 to $1,209,953
●	Deferred tax liability — from $3,602,988 to $607,270
●	The difference between the purchase consideration and the total of net assets acquired amounts to $25,190,856 and is recorded under Reserves. The amounts recorded under Reserves in the Consolidated Statements of Changes in Stockholders’ Equity are reconciled as follows:
●	During 2017, Entrepreneur Resorts Ltd acquired all of the issued shares of Entrepreneur Resorts Pte Ltd. This was a common control business combination. The difference between the purchase consideration and the net assets acquired was $5,123,337, which is recorded against reserves prior to 2019 and is shown in the consolidated statement of changes in stockholders’ equity as the opening balance of Reserves As restated as at January 1, 2019.
●	During 2020, Genius Group Ltd acquired 97.8% of the issued shares of Entrepreneur Resorts Ltd. This was a common control business combination. The difference between the purchase consideration and the net assets acquired was $25,190,856. The amount of $5,123,337 referenced in the dot point above forms part of this difference, leaving a remaining amount of $20,067,519. A foreign currency translation adjustment of $311,994 was recorded in relation to the transaction, resulting in the amount of $20,379,513 recorded under Reserves As restated in 2020.
●	The difference between the consideration for the acquisition of $30,997,810 and the amount of $17,798,374 for ordinary shares issued for this acquisition is reconciled as follows:
●	The Company’s policy for accounting for common control business combinations, as restated in Note 2, is to apply the book value method. In accordance with this policy, the financial statements for the pre-acquisition period are presented to include the results of the common control entity as if the acquisition had taken place at the beginning of the earliest period presented and, on the acquisition date, to record any difference between the acquisition consideration and the book value of net assets at that date against reserves under Stockholder’s Equity.
●	As such, the issued value of Entrepreneur Resorts contributed capital immediately prior to the acquisition of $13,199,436 was included in the consolidated financial statements of the Pre- IPO Group as part of contributed capital immediately prior to the acquisition.
●	For the consideration for the acquisition of Entrepreneur Resorts, Genius Group Ltd issued shares to Entrepreneur Resorts shareholders with a total value of $30,997,810. The transaction was a swap of Genius Group Ltd shares for Entrepreneur Resorts shares. As $13,199,436 of contributed capital of Entrepreneur Resorts was already included in consolidated contributed capital of the Pre-IPO Group, we have recognized only the difference in value of $17,798,374 as the net increase in contributed capital on a consolidated basis.
●	On consolidation as at December 31, 2020, the contributed capital of Entrepreneur Resorts in the amount of $13,199,436 was eliminated along with Genius Group Ltd’s shareholding in Entrepreneur Resorts of $30,997,810. As such, the issued value of Genius Group Ltd shares from the transaction of $30,997,810 forms part of total Contributed Capital as at December 31, 2020. The difference on elimination of $17,798,374 forms part of reserves as a result of the application of the book method for the business combination. The combination of these eliminations results in the full elimination of $30,997,810.

The operating results of Entrepreneur Resorts were consolidated with Genius Group for the years ended December 31, 2019 and 2020 on the basis that the entities were under common control. As such, the revenue and profit or loss of Entrepreneur Resorts for both years have been included in the consolidated statements of operations and comprehensive loss in full.